BORROWINGS - Schedule of Maturities of Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long Term Debt By Maturity [Abstract]
2014	$ 3,492
2015	6,334
2016	16,324
2017	18,735
2018	305,135
Total	$ 350,020	$ 299,709